Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to the owners of QIAGEN N.V.	$ 127,103	$ 116,634	$ 69,073
Weighted average number of common shares used to compute basic net income per common share (in shares)	233,483	232,644	234,000
Dilutive effect of stock options and restrictive stock units (in shares)	3,539	3,573	3,023
Dilutive effect of outstanding warrant (in shares)	136	5,321	5,152
Weighted average number of common shares used to compute diluted net income per common share (in shares)	237,158	241,538	242,175
Basic earnings per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.54	$ 0.50	$ 0.30
Diluted earnings per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.54	$ 0.48	$ 0.29
Stock options and awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities having no dilutive effect, not included in above calculation (in shares)	37	422	1,616
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities having no dilutive effect, not included in above calculation (in shares)	26,071	32,505	21,315